Long-term loan (Schedule of maturity analysis of Company's undiscounted contractual loan obligations) (Details)	Oct. 31, 2024 USD ($)
Less than one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amount of undiscounted contractual loan obligations	$ 2,156
Between one and five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amount of undiscounted contractual loan obligations	$ 45,632